Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of common shares	Share premium	Foreign currency translation reserve	Accumulated deficit	Total for Company's shareholders	Total
Balance at Dec. 31, 2020	$ 76	$ 15,179	$ 1,576	$ (6,036)	$ 10,795	$ 10,795
Balance (in Shares) at Dec. 31, 2020	35,194,844
Loss for the period				(1,241)	(1,241)	(1,241)
Other comprehensive loss			(447)		(447)	(447)
Total comprehensive loss for the period			(447)	(1,241)	(1,688)	(1,688)
Balance at Jun. 30, 2021	$ 76	15,179	1,129	(7,277)	9,107	9,107
Balance (in Shares) at Jun. 30, 2021	35,194,844
Balance at Dec. 31, 2021	$ 98	23,121	(103)	(8,383)	14,733	14,733
Balance (in Shares) at Dec. 31, 2021	44,394,844
Loss for the period				(1,431)	(1,431)	(1,431)
Other comprehensive loss			(1,636)		(1,636)	(1,636)
Total comprehensive loss for the period			(1,636)	(1,431)	(3,067)	(3,067)
Balance at Jun. 30, 2022	$ 98	$ 23,121	$ (1,739)	$ (9,814)	$ 11,666	$ 11,666
Balance (in Shares) at Jun. 30, 2022	44,394,844